Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The following information replaces the information for Robert Bertelson found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since September 2016.

The following information replaces the biographical information for Robert Bertelson found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

VAMG-16-01 1.797980.115	October 7, 2016

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The following information replaces information for Robert Bertelson found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since September 2016.

The following information replaces the biographical information for Robert Bertelson found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

VAM-16-01 1.797978.116	October 7, 2016

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager Portfolio Investor Class
April 28, 2016
Prospectus

The following information replaces information for Robert Bertelson found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since September 2016.

The following information replaces the biographical information for Robert Bertelson found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

VAM-INV-16-01 1.917779.106	October 7, 2016

Supplement to the
Fidelity® Variable Insurance Products
Asset Manager: Growth Portfolio Investor Class
April 28, 2016
Prospectus

The following information replaces the information for Robert Bertelson found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since September 2016.

The following information replaces the biographical information for Robert Bertelson found in the "Fund Services" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager.

VAMG-INV-16-01 1.918619.105	October 7, 2016